THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 9.8%
	COMMODITY - 0.9%
3,903	SPDR Gold Shares(a),(b)			$ 802,925

	FIXED INCOME - 8.9%
80,000	iShares 0-3 Month Treasury Bond ETF			8,056,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,781,401)			8,859,725

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 15.6%
	AUTOMOTIVE — 1.1%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	989,138

	BANKING — 2.1%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	1,000,000
1,000,000	PNC Financial Services Group, Inc.(f)	3.9000	04/29/24	998,679
				1,998,679
	DIVERSIFIED INDUSTRIALS — 1.1%
1,000,000	General Electric Company	3.4500	05/15/24	996,259

	ELECTRIC UTILITIES — 1.1%
1,000,000	Enel Generacion Chile S.A.(f)	4.2500	04/15/24	999,708

	GAS & WATER UTILITIES — 1.1%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	988,570

	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	996,477
264,000	Brookfield Finance, Inc.(f)	4.0000	04/01/24	264,000
				1,260,477
	MACHINERY — 1.1%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	994,061

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.1%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	$ 995,649

	OIL & GAS SERVICES & EQUIPMENT — 1.1%
1,000,000	Schlumberger Holdings Corporation(c)	3.7500	05/01/24	998,244

	SPECIALTY FINANCE — 2.2%
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,999,957

	TECHNOLOGY HARDWARE — 1.1%
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	1,000,000

	TECHNOLOGY SERVICES — 1.1%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	996,581

	TOTAL CORPORATE BONDS (Cost $14,277,299)			14,217,323

	U.S. GOVERNMENT & AGENCIES — 4.4%
	GOVERNMENT OWNED, NO GUARANTEE — 2.2%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	1,995,909

	GOVERNMENT SPONSORED — 2.2%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,993,100

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,989,009

	CERTIFICATE OF DEPOSIT — 13.1%
	AUTOMOTIVE - 1.1%
1,000,000	BMW Bank of North America	0.5500	07/30/24	983,905

	BANKING - 12.0%
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,000,260

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 13.1% (Continued)
	BANKING - 12.0% (Continued)
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	$ 993,530
1,000,000	Connexus Credit Union	5.5000	06/28/24	999,858
1,000,000	Greenstate Credit Union	0.5000	07/19/24	985,224
1,000,000	Oregon Community Credit Union	5.4500	06/20/24	999,766
1,000,000	State Bank of India, Series	0.6000	08/30/24	980,249
1,000,000	Synchrony Bank, Series	0.6500	09/17/24	978,197
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	986,440
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	983,148
1,000,000	UBS Bank USA	0.5500	08/12/24	982,373
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,672
				10,888,717

	TOTAL CERTIFICATE OF DEPOSIT (Cost $11,999,618)			11,872,622

Shares
	SHORT-TERM INVESTMENTS — 21.4%
	MONEY MARKET FUNDS - 21.4%
10,468,588	Fidelity Government Portfolio, Class I, 5.21%(d)			10,468,588
8,914,259	First American Government Obligations Fund, Class Z, 5.19%(b)(d)			8,914,259
	TOTAL MONEY MARKET FUNDS (Cost $19,382,847)			19,382,847

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,382,847)			19,382,847

Units
	COLLATERAL FOR SECURITIES LOANED — 0.6%
583,495	Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(d)(e)			583,495
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $583,495)
	TOTAL INVESTMENTS - 64.9% (Cost $59,024,660)			$ 58,905,021
	OTHER ASSETS IN EXCESS OF LIABILITIES- 35.1%			31,813,240
	NET ASSETS - 100.0%			$ 90,718,261

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
403	COMEX Gold 100 Troy Ounces Futures(b)	06/26/2024	$ 90,348,570	$ 2,515,410
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is $998,244 or 1.1% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of March 31, 2024.
(e)	Security purchased with cash proceeds of securities lending collateral.
(f)	All or a portion of the security is on loan. Total loaned securities had a value of $572,043 at March 31, 2024.